Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
The following table illustrates the Company’s current debt portfolio as of December 31, 2014 and December 31, 2013:

	December 31,
Dollars in thousands	2014	2013
6.75% Senior Notes, due July 2022	$360,000	$—
7.50% Senior Notes, due August 2020	225,000	225,000
9.125% Senior Notes, due April 2018	—	428,781
Term Note, due December 2017	30,000	—
Total debt	615,000	653,781
Less current portion (1)	10,000	25,000
Total long-term debt	$605,000	$628,781

(1) Current portion of the Term Loan
Subsequent to year end we increased our liquidity by entering into the Second Amended and Restated Credit Agreement (the 2015 Secured Credit Agreement) on January 26, 2015. This agreement amends and restates the Amended and Restated Credit Agreement (the 2012 Secured Credit Agreement) dated December 14, 2012. The 2015 Secured Credit Agreement is comprised of a $200.0 million revolving credit facility (2015 Revolver). The 2012 Secured Credit Agreement consisted of an $80.0 million revolving credit facility and a $50 million senior secured term loan facility (Term Loan). At the closing of the 2015 Secured Credit Agreement we repaid $30.0 million of Term Loan borrowings under the 2012 Secured Credit Agreement with a $30.0 million draw under the 2015 Revolver. There were no borrowings under the revolver portion of the 2012 Secured Credit Agreement.
6.75% Senior Notes, due July 2022
On January 22, 2014, we issued $360.0 million aggregate principal amount of the 6.75% Notes pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 6.75% Notes offering plus a $40.0 million Term Loan draw under the 2012 Secured Credit Agreement and cash on hand were utilized to purchase $416.2 million aggregate principal amount of our outstanding 9.125% Senior Notes due 2018 pursuant to a tender and consent solicitation offer commenced on January 7, 2014. See further discussion of the tender and consent solicitation offer below entitled "9.125% Senior Notes, due April 2018".
The 6.75% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 6.75% Notes are jointly and severally guaranteed by all of our subsidiaries that guarantee indebtedness under the 2015 Secured Credit Agreement and our 7.50% Notes. Interest on the 6.75% Notes is payable on January 15 and July 15 of each year, beginning July 15, 2014. Debt issuance costs related to the 6.75% Notes of approximately $7.6 million ($7.0 million net of amortization as of December 31, 2014) are being amortized over the term of the notes using the effective interest rate method.
At any time prior to January 15, 2017, we may redeem up to 35 percent of the aggregate principal amount of the 6.75% Notes at a redemption price of 106.75 percent of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings by us. On and after January 15, 2018, we may redeem all or a part of the 6.75% Notes upon appropriate notice, at a redemption price of 103.375 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning January 15, 2020. If we experience certain changes in control, we must offer to repurchase the 6.75% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.
The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness, (v) create or incur liens, (vi) enter into sale and leaseback transactions, (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as events of default. These covenants are subject to a number of important exceptions and qualifications.
7.50% Senior Notes, due August 2020
On July 30, 2013, we issued $225.0 million aggregate principal amount of the 7.50% Notes pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 7.50% Notes offering were primarily used to repay the $125.0 million aggregate principal amount of the Goldman Term Loan, to repay $45.0 million of Term Loan borrowings and for general corporate purposes.
The 7.50% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 7.50% Notes are jointly and severally guaranteed by all of our subsidiaries that guarantee indebtedness under the 2015 Secured Credit Agreement and the 6.75% Notes. Interest on the 7.50% Notes is payable on February 1 and August 1 of each year, beginning February 1, 2014. Debt issuance costs related to the 7.50% Notes of approximately $5.6 million ($4.7 million, net of amortization as of December 31, 2014) are being amortized over the term of the notes using the effective interest rate method.
At any time prior to August 1, 2016, we may redeem up to 35 percent of the aggregate principal amount of the 7.50% Notes at a redemption price of 107.50 percent of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings by us. On and after August 1, 2016, we may redeem all or a part of the 7.50% Notes upon appropriate notice, at a redemption price of 103.750 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning August 1, 2018. If we experience certain changes in control, we must offer to repurchase the 7.50% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.
The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness, (v) create or incur liens, (vi) enter into sale and leaseback transactions, (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as events of default. These covenants are subject to a number of important exceptions and qualifications.
9.125% Senior Notes, due April 2018
On March 22, 2010, we issued $300.0 million aggregate principal amount of the 9.125% Notes pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 9.125% Notes offering were primarily used to redeem the $225.0 million aggregate principal amount of our 9.625% Senior Notes due 2013 and to repay $42.0 million of borrowings under our senior secured revolving credit facility.
On April 25, 2012, we issued an additional $125.0 million aggregate principal amount of 9.125% Notes under the same indenture at a price of 104.0 percent of par, resulting in gross proceeds of $130.0 million. Net proceeds from the offering were utilized to refinance $125.0 million aggregate principal amount of the 2.125% Convertible Senior Notes due July 2012.
On January 7, 2014, we commenced a tender and consent solicitation with respect to the 9.125% Notes. The tender offer price was $1,061.98, inclusive of a $30.00 consent payment, for each $1,000 principal amount of 9.125% Notes, plus accrued and unpaid interest. On January 22, 2014, we paid $453.7 million for the tendered 9.125% Notes, comprised of $416.2 million of aggregate principal amount of the 9.125% Notes, $25.8 million of tender and consent premiums and $11.7 million of accrued interest. On April 1, 2014, we redeemed the remaining $8.8 million aggregate principal amount of the outstanding 9.125% Notes for a purchase price of $9.6 million, inclusive of a $0.4 million call premium and $0.4 million interest. During the year ended December 31, 2014, we recorded a loss on extinguishment of debt of approximately $30.2 million, which included the tender and consent premiums of $25.8 million, the call premium of $0.4 million and the write-off of unamortized debt issuance costs of $7.7 million, offset by the write-off of the remaining unamortized debt issuance premium of $3.8 million.
2015 Secured Credit Agreement
On January 26, 2015 we entered into the 2015 Secured Credit Agreement, which amended and restated the 2012 Secured Credit Agreement. The 2015 Secured Credit Agreement is comprised of a $200.0 million revolving credit facility (2015 Revolver). The 2012 Secured Credit Agreement consisted of an $80.0 million revolving credit facility and a $50.0 million Term Loan. At the closing of the 2015 Secured Credit Agreement, we repaid $30.0 million of Term Loan borrowings under the 2012 Secured Credit Agreement with a $30.0 million draw under the 2015 Revolver. At the closing date there were no borrowings under the revolving credit portion of the 2012 Secured Credit Agreement.
Our 2015 Revolver is available for general corporate purposes and to support letters of credit. Interest on 2015 Revolver loans accrues at a Base Rate plus an Applicable Rate or LIBOR plus an Applicable Rate. Under the 2015 Secured Credit Agreement, the Applicable Rate varies from a rate per annum ranging from 2.50 percent to 3.00 percent for LIBOR rate loans and 1.50 percent to 2.00 percent for base rate loans, determined by reference to the consolidated leverage ratio (as defined in the 2015 Secured Credit Agreement). Revolving loans are available subject to a quarterly Asset Coverage Ratio calculation based on the Orderly Liquidation Value of certain specified rigs including barge rigs in the Gulf of Mexico and land rigs in Alaska, and rental equipment of the Company and its subsidiary guarantors and a percentage of eligible domestic accounts receivable. Upon closing of the 2015 Secured Credit Agreement, there was $30.0 million drawn on the 2015 Revolver and $11.7 million of letters of credit outstanding. The 2015 Secured Credit Agreement matures on January 26, 2020.
2012 Secured Credit Agreement
On December 14, 2012, we entered into the 2012 Secured Credit Agreement consisting of a senior secured $80.0 million revolving facility (2012 Revolver) and a senior secured term loan facility (Term Loan). In July 2013, the 2012 Secured Credit Agreement was amended to permit re-borrowing in the form of additional term loans, of up to $45.0 million, decreasing by $2.5 million at the end of each quarter beginning September 30, 2013 and ending March 31, 2014. In January 2014 we re-borrowed $40 million of the Term Loan.
Our obligations under the 2012 Secured Credit Agreement were guaranteed by substantially all of our direct and indirect domestic subsidiaries other than immaterial subsidiaries and subsidiaries generating revenues primarily outside the United States, each of which had executed guaranty agreements, and were secured by first priority liens on our accounts receivable, specified barge rigs and rental equipment. The 2012 Secured Credit Agreement contained customary affirmative and negative covenants with which we were in compliance as of December 31, 2014 and December 31, 2013. The 2012 Secured Credit Agreement would have matured on December 14, 2017.
2012 Revolver
Our 2012 Revolver was available for general corporate purposes and to support letters of credit. Interest on 2012 Revolver loans accrued at a Base Rate plus an Applicable Rate or LIBOR plus an Applicable Rate. Under the 2012 Secured Credit Agreement, the Applicable Rate varied from a rate per annum ranging from 2.50 percent to 3.00 percent for LIBOR rate loans and 1.50 percent to 2.00 percent for base rate loans, determined by reference to the consolidated leverage ratio (as defined in the 2012 Secured Credit Agreement). Revolving loans were available subject to an asset coverage ratio determined based on a percentage of eligible accounts receivable, certain specified barge drilling rigs and rental equipment of the Company and its subsidiary guarantors. There were no revolving loans outstanding at December 31, 2014 and December 31, 2013. Letters of credit outstanding as of December 31, 2014 and December 31, 2013 totaled $11.0 million and $4.6 million, respectively.
Term Loan
The Term Loan originated at $50.0 million on December 14, 2012 and required quarterly principal payments of $2.5 million, which began March 31, 2013. Interest on the Term Loan accrued at a Base Rate plus 2.00 percent or LIBOR plus 3.00 percent. The outstanding balance on the Term Loan at December 31, 2013 was zero. In January 2014 we re-borrowed $40.0 million of the Term Loan and used the proceeds, along with the proceeds from the issuance of the 6.75% Notes, to repurchase our 9.125% Notes. As of December 31, 2014 the remaining balance on the Term Loan was $30.0 million. At the closing of the 2015 Secured Credit Agreement, we repaid $30.0 million of Term Loan borrowings under the 2012 Secured Credit Agreement with a $30.0 million draw under the 2015 Revolver.